Restricted Cash	12 Months Ended
Mar. 31, 2026
Restricted Cash And Cash Equivalent [Abstract]
Restricted Cash
5.
RESTRICTED CASH

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Restricted cash, current	1,977	1,692
Restricted cash, non-current	340	1,189
Total restricted cash	2,317	2,881

The restricted cash represents time deposits in banks pledged as security to bank guarantees issued for services to be provided by the Group to their customers and for corporate credit cards. Restricted cash is classified as current if the Group expects to complete related service or terminate the related credit cards agreements within one year, and as non-current if otherwise.